United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—45.9%
		Aerospace & Defense—0.2%
500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	$525,000
		Banking—2.2%
2,800,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	3,024,000
1,000,000	[1,2]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	1,082,260
500,000		VTB Bank OJSC, Series REGS, 6.315%, 2/22/2018	523,250
1,000,000	[1,2]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,064,250
		TOTAL	5,693,760
		Beverage & Tobacco—0.5%
1,000,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	1,120,000
		Broadcast Radio & TV—1.2%
2,000,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	2,965,216
		Building & Development—1.0%
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,695,000
700,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	745,500
		TOTAL	2,440,500
		Building Materials—0.7%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	676,500
1,000,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	1,075,000
		TOTAL	1,751,500
		Chemicals & Plastics—0.8%
1,900,000	[1,2]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.75%, 4/15/2021	1,990,250
		Conglomerates—2.0%
1,500,000	[1,2]	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 2/1/2017	1,605,000
1,000,000	[1,2]	Gruposura Finance, Company Guarantee, Series 144A, 5.70%, 5/18/2021	1,080,000
200,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	216,000
250,000	[1,2]	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 1/13/2022	271,787
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,706,250
		TOTAL	4,879,037
		Container & Glass Products—0.8%
1,300,000	[3,4]	Vitro SA, Note, 11.75%, 11/1/2013	773,500
2,000,000	[3,4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,190,000
		TOTAL	1,963,500
		Food Producers—0.8%
1,730,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,874,102
		Metals & Mining—4.6%
1,250,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	1,280,868
1,300,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.75%, 10/6/2017	1,228,500
800,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	806,545
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	2,061,168
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,842,381
2,100,000	[1,2]	Volcan Compania Minera S.A., Series 144A, 5.375%, 2/2/2022	2,262,750
		TOTAL	11,482,212
		Oil & Gas—18.6%
1,000,000	[1,2]	CITGO Petroleum Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2017	1,155,000

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
2,000,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 3.875%, 5/2/2022	$2,152,986
500,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 5.00%, 5/2/2042	584,325
1,000,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	1,110,413
1,750,000	[1,2]	Gazprom, Series 144A, 4.95%, 7/19/2022	1,839,775
1,000,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 5.00%, 11/15/2020	1,096,250
1,550,000	[1,2]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/1/2041	2,015,000
1,000,000	[1,2]	KazMunaiGaz Finance Sub B.V., Company Guarantee, Series 144A, 6.375%, 4/9/2021	1,195,000
1,000,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	1,195,000
1,000,000	[1,2]	Lukoil International Finance BV, Company Guarantee, Series 144A, 6.125%, 11/9/2020	1,117,970
1,600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	1,864,000
2,500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 6/15/2035	3,118,750
2,000,000	[1,2]	Pertamina PT, Series 144A, 6.00%, 5/3/2042	2,165,000
1,800,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	2,013,325
15,500,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.50%, 11/2/2017	13,795,000
2,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	2,479,999
833,333		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	883,333
2,000,000	[1,2]	PTTEP Canada Internation, Series 144A, 6.35%, 6/12/2042	2,245,922
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	215,489
200,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 4.875%, 5/17/2042	227,993
1,800,000	[1,2]	Transprtdra De Gas Intl, Series 144A, 5.70%, 3/20/2022	1,908,000
		TOTAL	44,378,530
		Pharmaceuticals—0.2%
400,000	[1,2]	Hypermarcas SA, Note, Series 144A, 6.50%, 4/20/2021	414,000
		Real Estate—0.9%
1,900,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	2,180,250
		Telecommunications & Cellular—5.9%
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,850,967
650,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	708,500
600,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	642,000
1,000,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,005,000
1,000,000	[1,2]	Indosat Palapa Co. B.V., Company Guarantee, Series 144A, 7.375%, 7/29/2020	1,140,000
1,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	1,791,510
500,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.00%, 10/19/2025	552,500
1,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	1,102,500
1,400,000	[1,2]	Telemar Norte Leste SA, Sr. Unsecd. Note, Series 144A, 5.50%, 10/23/2020	1,452,500
1,200,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.00%, 10/1/2017	1,266,000
1,400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.5043%, 3/1/2022	1,424,500
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,128,760
		TOTAL	14,064,737
		Utilities—5.5%
1,900,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	2,194,500
1,000,000	[1,2]	Cez AS, Series 144A, 4.25%, 4/3/2022	1,067,680
1,780,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 5/26/2021	1,998,050
1,750,000	[1,2]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.75%, 2/14/2042	1,981,875
2,000,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	2,264,000
1,550,000	[1,2]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.70%, 2/10/2017	1,662,220

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
2,000,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.75%, 1/20/2020	$2,465,000
		TOTAL	13,633,325
		TOTAL CORPORATE BONDS (IDENTIFIED COST $101,935,837)	111,355,919
		FLOATING RATE LOAN—0.1%
		Farming & Agriculture—0.1%
619,488	[5]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $610,728)	318,417
		GOVERNMENTS/AGENCIES—41.4%
28,885,000		Argentina, Government of, Note, 7.76-10.78%, 12/15/2035	3,249,563
5,283,349		Argentina, Government of, Note, 8.28%, 12/31/2033	3,592,677
1,500,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	1,938,750
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	614,488
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	3,684,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	545,000
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	682,500
1,050,000	[1,2]	Egypt, Government of, Note, Series 144A, 6.875%, 4/30/2040	1,002,750
550,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	633,875
1,800,000	[1,2]	Indonesia, Government of, Series 144A, 5.25%, 1/17/2042	2,002,500
1,800,000		Indonesia, Government of, 6.625%, 2/17/2037	2,331,000
2,500,000	[1,2]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,850,000
1,350,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,579,635
1,450,000	[1,2]	Lithuania, Government of, Series 144A, 6.625%, 2/1/2022	1,721,875
46,500,000		Mex Bonos Desarr Fix Rate, 8.50%, 5/31/2029	4,404,167
15,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,587,153
4,031,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2023	2,065,820
3,750,000		Panama, Government of, 6.70%, 1/26/2036	5,347,500
4,276,000		Peru, Government of, 6.55%, 3/14/2037	6,136,060
1,300,000		Philippines, Government of, Sr. Unsecd. Note, 5.50%, 3/30/2026	1,599,000
2,500,000		Republic of Venezuela, 7.75%, 10/13/2019	2,112,500
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	6,509,350
3,000,000	[1,2]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	3,429,000
1,000,000	[1,2]	Russia, Government of, Unsecd. Note, Series 144A, 4.50%, 4/4/2022	1,108,750
4,467,750		Russia, Government of, Unsub., 7.50%, 3/31/2030	5,573,518
1,075,000	[1,2]	Senegal, Government of, Sr. Unsecd. Note, Series 144A, 8.75%, 5/13/2021	1,234,906
400,000	[1,2]	Serbia, Government of, Series 144A, 7.25%, 9/28/2021	402,000
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	513,750
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	685,750
500,000		Turkey, Government of, 6.00%, 1/14/2041	588,750
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	8,922,375
3,000,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	3,480,000
2,100,000		United Mexican States, 4.75%, 3/8/2044	2,352,000
4,697,000		United Mexican States, 6.75%, 9/27/2034	6,646,255
9,950,000		Venezuela, Government of, 9.375%, 1/13/2034	8,407,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $83,185,035)	100,534,967

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		MUTUAL FUND—10.7%
25,882,183	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	$25,882,183
		TOTAL INVESTMENTS—98.1% (IDENTIFIED COST $211,613,783)[8]	238,091,486
		OTHER ASSETS AND LIABILITIES - NET—1.9%[9]	4,698,803
		TOTAL NET ASSETS—100.0%	$242,790,289
The average notional amount of purchased options held by the Fund throughout the period was $60,000. This is based on amounts held as of each month-end throughout the period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $86,272,555, which represented 35.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2012, these liquid restricted securities amounted to $84,922,055, which represented 35.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Directors, if applicable, held at August 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$650,000	$708,500
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$591,750	$642,000
3	Non-income producing security.
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated holding.
7	7-Day net yield.
8	At August 31, 2012, the cost of investments for federal tax purposes was $211,388,917. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $26,702,569. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,779,279 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,076,710.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$111,355,919	$—	$111,355,919
Floating Rate Loan	—	—	318,417[1]	318,417
Governments/Agencies	—	100,534,967	—	100,534,967
Mutual Fund	25,882,183	—	—	25,882,183
TOTAL SECURITIES	$25,882,183	$211,890,886	$318,417	$238,091,486
1	Includes $309,913 of a security transferred from Level 2 to Level 3 because the Adviser determined that this security more appropriately meets the definition of

Level 3. Transfer shown represents the value of the security at the beginning of the period.

Federated International Small-Mid Company Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.1%
		Austria—1.9%
73,902		Andritz AG	$$3,804,620
		Bermuda—4.4%
1,600,000	[1]	Brilliance China Automotive Holdings Ltd.	1,568,423
151,999		Invesco Ltd.	3,599,336
77,400		Signet Jewelers Ltd.	3,549,564
		TOTAL	8,717,323
		Brazil—1.2%
54,172		Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	2,322,895
		Canada—8.0%
28,800		Agrium, Inc.	2,834,276
471,900		Bombardier, Inc., Class B	1,675,526
17,500	[1]	Catamaran Corp.	1,525,125
30,000		Dollarama, Inc.	1,804,717
78,490		Ensign Energy Services, Inc.	1,195,962
60,800		Finning International, Inc.	1,398,878
38,600		National Bank of Canada, Montreal	2,898,084
139,700	[1]	Precision Drilling Corp.	1,039,368
29,100		Tim Horton's, Inc.	1,471,005
		TOTAL	15,842,941
		Cayman Islands—3.7%
711,530		AAC Technologies Hldgs. Inc.	2,432,975
81,600		Herbalife Ltd.	3,948,624
2,000,000		Shenguan Holdings Group	1,061,967
		TOTAL	7,443,566
		China—0.8%
2,600,000		China Bluechemical Ltd.	1,513,221
		Denmark—0.9%
95,000		H. Lundbeck A.S.	1,750,484
		France—8.9%
76,052		Accor SA	2,397,059
33,000		Bureau Veritas SA	3,040,767
50,000		Edenred	1,335,125
64,061		Faurecia	1,175,379
45,211		JC Decaux SA	1,030,980
56,000		Publicis Groupe	2,901,894
8,500		Remy Cointreau	970,232
28,730		Technip SA	3,017,138
19,300		Zodiac SA	1,836,855
		TOTAL	17,705,429
		Germany—6.6%
41,385		Adidas AG	3,234,137
62,705		GEA Group AG	1,655,048
29,875		Gerresheimer AG	1,496,579
25,835		Heidelberger Zement AG	1,302,543
12,741		Hugo Boss AG	1,176,049
23,825		Leoni AG	891,150
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
24,206		Rheinmetall Berlin AG	$1,197,379
89,035		Wire Card AG	1,905,146
		TOTAL	12,858,031
		Hong Kong—0.9%
3,579,000		China Everbright International Ltd.	1,771,938
		Ireland—1.5%
65,000		Ingersoll-Rand PLC, Class A	3,039,400
		Israel—1.0%
61,265	[1]	NICE-Systems Ltd., ADR	1,916,369
		Italy—1.6%
275,000	[1]	Yoox SpA	3,208,999
		Japan—4.8%
129,000		Chiyoda Corp.	1,708,673
137,000		Daihatsu Motor Co. Ltd.	2,250,703
40,500		Don Quijote Co. Ltd.	1,477,500
169,000		Fuji Heavy Industries	1,362,498
57,000		JGC Corp.	1,763,824
29,300		Tamron Co. Ltd.	975,565
		TOTAL	9,538,763
		Jersey Channel Isle—1.2%
77,558		Delphi Automotive PLC	2,349,232
		Luxembourg—0.6%
2,015		Eurofins Scientific	261,927
181,748	[1]	SAF-Holland SA	1,051,229
		TOTAL	1,313,156
		Mexico—3.5%
319,800		Cemex S.A. de C.V., ADR	2,388,906
20,500		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,721,590
627,214		Mexichem SA de CV	2,823,551
		TOTAL	6,934,047
		Netherlands—3.1%
30,458		ASM International NV	1,071,128
36,772		Fugro NV	2,231,486
62,084		Koninklijke DSM NV	2,905,251
		TOTAL	6,207,865
		Norway—3.1%
33,936		Fred Olsen Energy ASA	1,440,233
193,848		Petroleum Geo-Services ASA	2,947,318
36,191		Yara International ASA	1,770,590
		TOTAL	6,158,141
		Panama—1.3%
32,500		Copa Holdings SA, Class A	2,522,975
		Singapore—5.0%
239,000		City Developments Ltd.	2,213,237
419,300		Keppel Corp. Ltd.	3,770,023
981,000		Sembcorp Marine Ltd.	3,943,305
		TOTAL	9,926,565
		South Korea—1.8%
75,000		Hotel Shilla Co.	3,559,989
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—4.1%
120,000		Assa Abloy AB, Class B	$3,662,456
100,523		Getinge AB, Class B	2,991,256
33,600		Swedish Match AB	1,395,287
		TOTAL	8,048,999
		Switzerland—1.7%
72,735		Adecco SA	3,290,990
		Thailand—1.7%
2,615,400		Amata Corp. Public Co., Ltd.	1,437,416
600,000		Bangkok Dusit Medical Services Public Co., Ltd., GDR	1,981,257
		TOTAL	3,418,673
		United Kingdom—20.8%
275,000		Aberdeen Asset Management PLC	1,215,171
115,998		Aggreko PLC	4,337,385
168,969		Amec PLC	2,967,146
56,987	[1]	ASOS PLC	1,650,308
117,851		Burberry Group PLC	2,525,955
69,069		Croda International PLC	2,585,396
50,800	[1]	Dialog Semiconductor PLC	1,091,046
160,000		Filtrona PLC	1,359,713
202,391		Hikma Pharmaceuticals PLC	2,337,992
135,044		InterContinental Hotels Group PLC	3,433,531
39,316		Johnson Matthey PLC	1,500,744
480,000		Kingfisher PLC	2,102,468
102,746		Rightmove PLC	2,617,420
436,500	[1]	SOCO International PLC	2,328,662
252,863		Telecity Group PLC	3,494,709
475,000		William Morrison Supermarkets	2,109,402
240,282		Wood Group (John) PLC	3,131,291
		TOTAL	40,788,339
		TOTAL COMMON STOCKS (IDENTIFIED COST $144,493,472)	185,952,950
		EXCHANGE-TRADED FUND—1.2%
61,733		iShares MSCI Emerging Market (IDENTIFIED COST $2,425,225)	2,424,872
		MUTUAL FUND—4.9%
9,689,000	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (IDENTIFIED COST $9,689,000)	9,689,000
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $156,607,697)[4]	198,066,822
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(310,252)
		TOTAL NET ASSETS—100%	$197,756,570
At August 31, 2012, the Fund had the following outstanding foreign exchange contract:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:
9/5/2012	206,630 EUR	$259,707	$259,899	$192
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $410,661 and $682,608, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Unrealized Appreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities—Net.”
3

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At August 31, 2012, the cost of investments for federal tax purposes was $156,607,697. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and b) outstanding foreign currency commitments was $41,459,125. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,465,475 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,006,350.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
4

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$8,674,026	$—	$—	$8,674,026
International	37,351,359[1]	139,927,565	—	177,278,924
Exchange-Traded Fund	2,424,872	—	—	2,424,872
Mutual Fund	9,689,000	—	—	9,689,000
TOTAL SECURITIES	$58,139,257	$139,927,565	$—	$198,066,822
OTHER FINANCIAL INSTRUMENTS[2]	$—	$192	$—	$192
1	Includes $1,943,786 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
5
Federated International Leaders Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—94.2%
	Canada—0.9%
98,400	Potash Corp. of Saskatchewan, Inc.	$4,041,288
	France—10.6%
268,118	Accor SA	8,450,726
434,192	AXA	6,259,754
321,626	BNP Paribas SA	13,908,854
314,240	Edenred	8,390,991
22,923	L'Oreal SA	2,814,063
670,831	Tf1 - Tv Francaise	6,251,965
	TOTAL	46,076,353
	Germany—11.5%
95,475	Bayerische Motoren Werke AG	6,907,992
257,096	Daimler AG	12,587,420
247,950	Heidelberger Zement AG	12,501,090
583,681	Kloeckner & Co. AG	5,295,425
142,931	SAP AG	9,418,991
164,071	ThyssenKrupp AG	3,264,499
	TOTAL	49,975,417
	Hong Kong—8.1%
1,080,040	Dah Sing Financial Group	3,645,169
1,610,900	Hang Lung Properties Ltd.	5,501,184
1,601,994	HSBC Holdings PLC	13,935,554
503,439	Sun Hung Kai Properties	6,544,381
637,811	Wing Hang Bank Ltd.	5,690,392
	TOTAL	35,316,680
	Ireland—6.1%
586,678	CRH PLC	10,345,194
1,053,303	Grafton Group PLC	4,054,668
262,100	Ingersoll-Rand PLC, Class A	12,255,796
	TOTAL	26,655,658
	Mexico—2.3%
56,900	Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	4,778,462
238,300	Grupo Televisa S.A., GDR	5,476,134
	TOTAL	10,254,596
	Netherlands—5.3%
215,126	Akzo Nobel NV	12,375,100
467,507	Philips Electronics NV	10,733,035
	TOTAL	23,108,135
	Singapore—4.3%
711,000	City Developments Ltd.	6,584,150
606,238	DBS Group Holdings Ltd.	7,037,403
332,904	United Overseas Bank Ltd.	5,105,493
	TOTAL	18,727,046
	Spain—1.8%
1,130,627	Banco Santander, SA	8,024,317
	Sweden—3.9%
416,800	Assa Abloy AB, Class B	12,720,929
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Sweden—continued
332,900		Volvo AB, Class B	$4,205,539
		TOTAL	16,926,468
		Switzerland—17.9%
305,611		Adecco SA	13,827,767
117,512		Compagnie Financiere Richemont SA, Class A	7,191,380
756,622		Credit Suisse Group AG	14,559,678
9,348		Givaudan SA	8,816,812
293,312		Julius Baer Group Ltd.	9,625,723
153,342		Nestle SA	9,528,102
19,349		Swatch Group AG, Class B	7,905,983
563,971	[1]	Weatherford International Ltd.	6,632,299
		TOTAL	78,087,744
		United Kingdom—21.5%
552,152		Diageo PLC	15,104,749
380,649		Imperial Tobacco Group PLC	14,827,782
302,742		InterContinental Hotels Group PLC	7,697,299
539,123		Invesco Ltd.	12,766,433
1,137,808		Michael Page International PLC	6,530,820
77,827		Reckitt Benckiser Group PLC	4,400,642
200,804		Schroders PLC	4,516,588
161,869		Signet Jewelers Ltd.	7,423,312
255,897		Wolseley PLC	10,315,234
785,052		WPP PLC	10,166,440
		TOTAL	93,749,299
		TOTAL COMMON STOCKS (IDENTIFIED COST $369,432,484)	410,943,001
		INVESTMENT FUND—1.7%
143,703		iShares MSCI EAFE Index Fund (IDENTIFIED COST $8,456,837)	7,415,075
		MUTUAL FUND—1.9%
8,226,749	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	8,226,749
		TOTAL INVESTMENTS—97.8% (IDENTIFIED COST $386,116,070)[4]	426,584,825
		OTHER ASSETS AND LIABILITIES - NET—2.2%[5]	9,789,119
		TOTAL NET ASSETS—100%	$436,373,944
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At August 31, 2012, the cost of investments for federal tax purposes was $386,116,070. The net unrealized appreciation of investments for federal tax purposes was $40,468,755. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $77,317,595 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,848,840.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds are valued based upon their reported NAVs.
2

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
3

Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$20,189,745	$—	$—	$20,189,745
International	33,183,979	357,569,277	—	390,753,256
Investment Fund	7,415,075	—	—	7,415,075
Mutual Fund	8,226,749	—	—	8,226,749
TOTAL SECURITIES	$69,015,548	$357,569,277	$—	$426,584,825
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012